UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Series Emerging Markets Debt

Fund

Fidelity Series Emerging Markets Debt Fund
Class F

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the fund's investments.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Debt Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Series Emerging Markets Debt	.86%
Actual		$ 1,000.00	$ 1,063.10	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.32
Class F	.74%
Actual		$ 1,000.00	$ 1,063.80	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.18	$ 3.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.5	12.5
Turkey	7.7	7.1
Russia	6.7	6.8
Mexico	6.6	6.9
Argentina	6.2	7.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	7.0	6.3
Venezuelan Republic	6.5	6.7
Russian Federation	6.1	6.2
Petroleos de Venezuela SA	6.0	5.8
Indonesian Republic	4.4	3.9
	30.0
Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Corporate Bonds 30.6%	Corporate Bonds 29.0%
Government Obligations 61.1%	Government Obligations 62.2%
Preferred Securities 0.8%	Preferred Securities 1.1%
Other Investments 0.5%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 7.0%	Short-Term Investments and Net Other Assets (Liabilities) 7.4%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.6%
		Principal Amount (c)	Value
Convertible Bonds - 0.5%
Bailiwick of Jersey - 0.2%
Vedanta Resources Jersey II Ltd. 5.5% 7/13/16		$ 1,900,000	$ 1,748,000
United Kingdom - 0.3%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		3,100,000	3,038,000
TOTAL CONVERTIBLE BONDS			4,786,000
Nonconvertible Bonds - 30.1%
Argentina - 1.2%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		3,023,040	2,478,893
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		2,190,000	766,500
Pan American Energy LLC 7.875% 5/7/21 (e)		1,780,000	1,504,100
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		8,550,000	5,835,375
YPF SA 10% 11/2/28		1,615,000	1,582,700
TOTAL ARGENTINA			12,167,568
Brazil - 0.7%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (e)		1,360,000	1,621,800
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		3,610,000	3,230,950
Votorantim Cimentos SA 7.25% 4/5/41 (e)		1,825,000	1,829,563
TOTAL BRAZIL			6,682,313
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	9,202,000	4,822,059
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		4,773,000	5,202,570
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		3,220,000	909,650
TOTAL CANADA			6,112,220
Cayman Islands - 2.0%
Fibria Overseas Finance Ltd.:
6.75% 3/3/21 (e)		970,000	970,000
7.5% 5/4/20 (e)		1,285,000	1,336,400
Mongolian Mining Corp. 8.875% 3/29/17 (e)		2,650,000	2,656,625
Odebrecht Finance Ltd. 7.5% (e)(f)		6,510,000	6,690,978
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		3,265,000	3,518,922
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40		$ 2,185,000	$ 2,623,748
8.375% 12/10/18		2,605,000	3,224,469
TOTAL CAYMAN ISLANDS			21,021,142
Chile - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		1,420,000	1,469,700
Egypt - 0.1%
African Export-Import Bank 8.75% 11/13/14		1,350,000	1,479,938
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		4,259,000	4,381,446
Georgia - 0.3%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		1,740,000	1,718,250
JSC Georgian Railway 7.75% 7/11/22 (e)		1,165,000	1,166,456
TOTAL GEORGIA			2,884,706
Germany - 0.3%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		2,790,000	2,929,500
Indonesia - 1.3%
Indo Energy Finance BV 7% 5/7/18 (e)		2,535,000	2,471,625
PT Adaro Indonesia 7.625% 10/22/19 (e)		2,250,000	2,373,840
PT Pertamina Persero:
4.875% 5/3/22 (e)		2,370,000	2,370,000
5.25% 5/23/21 (e)		2,000,000	2,060,000
6% 5/3/42 (e)		2,445,000	2,414,438
6.5% 5/27/41 (e)		1,580,000	1,655,050
TOTAL INDONESIA			13,344,953
Ireland - 1.2%
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		2,375,000	2,285,938
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		1,740,000	1,800,900
6.025% 7/5/22 (e)		1,820,000	1,836,016
6.8% 11/22/25 (e)		1,819,000	1,900,855
6.902% 7/9/20 (e)		4,515,000	4,898,775
TOTAL IRELAND			12,722,484
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Kazakhstan - 0.6%
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		$ 980,000	$ 961,625
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		5,275,000	5,248,625
TOTAL KAZAKHSTAN			6,210,250
Luxembourg - 2.4%
Alrosa Finance SA 7.75% 11/3/20 (e)		1,050,000	1,099,875
Aquarius Investments Luxemburg 8.25% 2/18/16		2,885,000	3,029,250
EVRAZ Group SA:
7.4% 4/24/17 (e)		1,465,000	1,435,964
8.25% 11/10/15 (e)		4,825,000	5,054,188
MHP SA 10.25% 4/29/15 (e)		2,385,000	2,277,675
RSHB Capital SA:
6% 6/3/21 (e)		1,005,000	987,413
9% 6/11/14 (e)		1,210,000	1,331,000
TMK Capital SA 7.75% 1/27/18		2,545,000	2,379,575
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,575,000	6,854,438
TOTAL LUXEMBOURG			24,449,378
Mexico - 3.4%
Alestra SA de RL de CV 11.75% 8/11/14		4,220,000	4,726,400
Gruma SAB de CV 7.75% (Reg. S) (f)		3,109,000	3,109,000
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		626,000	707,380
Petroleos Mexicanos:
4.875% 1/24/22 (e)		2,305,000	2,500,925
5.5% 1/21/21		2,950,000	3,348,250
5.5% 6/27/44 (e)		2,255,000	2,317,013
6% 3/5/20		2,000,000	2,332,500
6.5% 6/2/41		1,250,000	1,459,375
6.5% 6/2/41 (e)		1,165,000	1,371,788
6.625% (e)(f)		8,355,000	8,522,100
8% 5/3/19		1,350,000	1,731,375
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,535,000	2,566,688
TOTAL MEXICO			34,692,794
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		2,325,000	2,325,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Multi-National - 0.5%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		$ 1,500,000	$ 1,455,000
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	199,000,000	1,123,815
8.2% 12/12/12	NGN	480,000,000	2,787,097
TOTAL MULTI-NATIONAL			5,365,912
Netherlands - 3.1%
DTEK Finance BV 9.5% 4/28/15 (e)		1,700,000	1,649,000
HSBK (Europe) BV:
7.25% 5/3/17 (e)		3,150,000	3,157,875
9.25% 10/16/13 (e)		1,920,000	1,987,200
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,175,000	1,263,125
JSC Kazkommertsbank BV 8% 11/3/15 (e)		2,585,000	2,391,125
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		2,025,000	2,232,563
7% 5/5/20 (e)		2,385,000	2,712,938
9.125% 7/2/18 (e)		2,825,000	3,506,673
11.75% 1/23/15 (e)		2,675,000	3,183,250
Listrindo Capital BV 6.95% 2/21/19 (e)		1,530,000	1,575,900
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		800,000	907,040
7.75% 1/20/20 (e)		1,650,000	1,967,625
8% 8/7/19 (e)		1,175,000	1,410,000
Metinvest BV 10.25% 5/20/15 (e)		2,100,000	2,058,000
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		2,345,000	2,198,438
TOTAL NETHERLANDS			32,200,752
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		5,464,000	5,313,740
Paraguay - 0.2%
BBVA Paraguay SA 9.75% 2/11/16 (e)		2,400,000	2,448,000
Philippines - 0.4%
Development Bank of Philippines 8.375% (f)(g)		1,065,000	1,144,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Philippines - continued
National Power Corp. 6.875% 11/2/16 (e)		$ 650,000	$ 747,500
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (e)		1,300,000	1,673,750
TOTAL PHILIPPINES			3,566,125
Russia - 0.6%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		5,675,000	6,512,063
Turkey - 0.7%
Akbank T.A.S.:
5.125% 7/22/15 (e)		3,600,000	3,640,500
6.5% 3/9/18 (e)		865,000	901,763
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		2,515,000	2,540,150
TOTAL TURKEY			7,082,413
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,550,000	2,432,190
United Kingdom - 0.8%
Afren PLC 11.5% 2/1/16 (e)		1,550,000	1,639,125
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		3,650,000	3,266,750
SSB #1 PLC 8.25% 3/10/16		550,000	466,125
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		3,050,000	2,348,500
TOTAL UNITED KINGDOM			7,720,500
United States of America - 1.6%
Braskem America Finance Co. 7.125% 7/22/41 (e)		1,060,000	1,060,000
NII Capital Corp. 8.875% 12/15/19		1,365,000	1,242,150
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,855,000	3,233,288
6.625% 6/15/35		8,115,000	9,738,000
Southern Copper Corp. 6.75% 4/16/40		1,275,000	1,362,835
TOTAL UNITED STATES OF AMERICA			16,636,273
US Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (e)(f)		1,495,000	1,487,525
Venezuela - 6.0%
Petroleos de Venezuela SA:
4.9% 10/28/14		13,975,000	12,018,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Venezuela - continued
Petroleos de Venezuela SA: - continued
5% 10/28/15		$ 1,755,000	$ 1,364,513
5.375% 4/12/27		9,635,000	5,516,038
5.5% 4/12/37		5,290,000	3,002,075
8% 11/17/13		2,685,000	2,671,575
8.5% 11/2/17 (e)		29,430,000	23,838,300
9% 11/17/21 (Reg. S)		4,865,000	3,563,613
12.75% 2/17/22 (e)		10,415,000	9,790,100
TOTAL VENEZUELA			61,764,714
TOTAL NONCONVERTIBLE BONDS			310,225,658
TOTAL CORPORATE BONDS (Cost $312,325,762)			315,011,658
Government Obligations - 61.1%

Argentina - 5.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,178,169	4,701,701
0.785% 8/3/12 (g)		5,109,375	5,035,997
2.5% 12/31/38 (d)		7,795,000	2,513,888
7% 9/12/13		17,410,000	15,341,595
7% 10/3/15		17,960,000	13,586,740
City of Buenos Aires 12.5% 4/6/15 (e)		8,530,000	7,421,100
Provincia de Cordoba 12.375% 8/17/17 (e)		5,155,000	3,041,450
TOTAL ARGENTINA			51,642,471
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		865,000	888,935
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (e)		2,045,000	2,372,200
Belarus - 1.2%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		8,725,000	8,528,688
8.95% 1/26/18		3,815,000	3,514,760
TOTAL BELARUS			12,043,448
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.1%
Government of Bermuda 4.138% 1/3/23 (e)		$ 1,215,000	$ 1,233,225
Brazil - 2.5%
Brazilian Federative Republic:
7.125% 1/20/37		4,570,000	6,609,591
8.25% 1/20/34		2,830,000	4,471,400
8.75% 2/4/25		1,075,000	1,666,250
10.125% 5/15/27		4,425,000	7,511,438
12.25% 3/6/30		2,755,000	5,448,013
TOTAL BRAZIL			25,706,692
Colombia - 1.9%
Colombian Republic:
4.375% 7/12/21		915,000	1,031,663
6.125% 1/18/41		2,420,000	3,176,250
7.375% 9/18/37		3,700,000	5,494,500
10.375% 1/28/33		4,350,000	7,764,750
11.75% 2/25/20		1,450,000	2,327,250
TOTAL COLOMBIA			19,794,413
Congo - 0.4%
Congo Republic 3% 6/30/29 (d)		6,238,650	4,616,601
Croatia - 1.7%
Croatia Republic:
6.25% 4/27/17 (e)		6,895,000	6,860,525
6.375% 3/24/21 (e)		3,150,000	3,051,720
6.625% 7/14/20 (e)		3,060,000	3,021,750
6.75% 11/5/19 (e)		4,075,000	4,115,750
TOTAL CROATIA			17,049,745
Dominican Republic - 0.9%
Dominican Republic:
1.2754% 8/30/24 (g)		2,650,000	2,385,000
7.5% 5/6/21 (e)		4,210,000	4,494,175
9.04% 1/23/18 (e)		2,235,138	2,508,942
TOTAL DOMINICAN REPUBLIC			9,388,117
Egypt - 0.1%
Arab Republic of Egypt 6.875% 4/30/40 (e)		875,000	752,500
El Salvador - 0.5%
El Salvador Republic:
7.375% 12/1/19 (e)		1,200,000	1,326,000
Government Obligations - continued
		Principal Amount (c)	Value
El Salvador - continued
El Salvador Republic: - continued
7.625% 2/1/41 (e)		$ 1,200,000	$ 1,261,800
7.65% 6/15/35 (Reg. S)		1,275,000	1,338,750
8.25% 4/10/32 (Reg. S)		800,000	892,000
TOTAL EL SALVADOR			4,818,550
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		1,550,000	1,840,625
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		4,235,000	4,510,275
Ghana - 0.6%
Ghana Republic:
8.5% 10/4/17 (e)		1,750,000	1,942,500
14.25% 7/29/13	GHS	2,350,000	1,126,234
14.99% 3/11/13	GHS	2,775,000	1,368,346
15.65% 6/3/13	GHS	3,320,000	1,625,270
TOTAL GHANA			6,062,350
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		1,655,000	1,712,925
Hungary - 1.4%
Hungarian Republic:
4.75% 2/3/15		9,565,000	9,182,400
7.625% 3/29/41		5,520,000	5,409,600
TOTAL HUNGARY			14,592,000
Iceland - 0.2%
Republic of Iceland 5.875% 5/11/22 (e)		2,405,000	2,362,985
Indonesia - 3.9%
Indonesian Republic:
4.875% 5/5/21 (e)		4,390,000	4,774,125
5.25% 1/17/42 (e)		3,845,000	4,013,411
5.875% 3/13/20 (e)		4,675,000	5,364,563
6.625% 2/17/37 (e)		2,950,000	3,643,250
6.875% 1/17/18 (e)		2,300,000	2,719,750
7.75% 1/17/38 (e)		4,230,000	5,826,825
8.5% 10/12/35 (Reg. S)		4,850,000	7,081,000
11.625% 3/4/19 (e)		4,800,000	7,044,000
TOTAL INDONESIA			40,466,924
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 8,425,000	$ 6,950,625
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		1,350,000	1,309,500
Latvia - 0.3%
Latvian Republic 5.25% 2/22/17 (e)		3,265,000	3,383,356
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		7,350,750	7,203,735
5.15% 11/12/18		1,050,000	1,036,875
TOTAL LEBANON			8,240,610
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (e)		3,075,000	3,374,813
6.625% 2/1/22 (e)		2,195,000	2,513,275
7.375% 2/11/20 (e)		3,650,000	4,325,250
TOTAL LITHUANIA			10,213,338
Mexico - 3.2%
United Mexican States:
4.75% 3/8/44		1,598,000	1,717,850
5.125% 1/15/20		3,398,000	3,982,456
5.75% 10/12/2110		3,634,000	4,151,845
6.05% 1/11/40		7,432,000	9,550,120
6.75% 9/27/34		6,275,000	8,534,000
7.5% 4/8/33		1,500,000	2,186,250
8.3% 8/15/31		1,510,000	2,336,725
TOTAL MEXICO			32,459,246
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		2,070,000	2,149,612
Nigeria - 0.3%
Republic of Nigeria:
0% 3/7/13	NGN	172,000,000	941,985
6.75% 1/28/21 (e)		1,500,000	1,620,000
TOTAL NIGERIA			2,561,985
Pakistan - 0.6%
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		7,650,000	6,617,250
Government Obligations - continued
		Principal Amount (c)	Value
Peru - 1.6%
Peruvian Republic:
3% 3/7/27 (d)		$ 3,350,000	$ 3,216,000
5.625% 11/18/50		2,560,000	3,116,800
7.35% 7/21/25		1,500,000	2,100,000
8.75% 11/21/33		4,680,000	7,686,900
TOTAL PERU			16,119,700
Philippines - 2.1%
Philippine Republic:
7.5% 9/25/24		890,000	1,181,475
7.75% 1/14/31		4,590,000	6,529,275
9.5% 2/2/30		3,945,000	6,396,029
9.875% 1/15/19		1,325,000	1,874,875
10.625% 3/16/25		3,535,000	5,850,425
TOTAL PHILIPPINES			21,832,079
Poland - 0.7%
Polish Government:
3.875% 7/16/15		850,000	896,750
5% 3/23/22		1,535,000	1,676,988
6.375% 7/15/19		4,125,000	4,867,500
TOTAL POLAND			7,441,238
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (e)		1,940,000	2,294,050
Romania - 0.4%
Romanian Republic 6.75% 2/7/22 (e)		4,301,000	4,494,545
Russia - 6.1%
Russian Federation:
3.25% 4/4/17 (e)		2,400,000	2,412,000
4.5% 4/4/22 (e)		2,400,000	2,517,120
5.625% 4/4/42 (e)		3,800,000	4,061,440
7.5% 3/31/30 (Reg. S)		29,764,875	35,682,109
11% 7/24/18 (Reg. S)		2,080,000	2,912,000
12.75% 6/24/28 (Reg. S)		8,670,000	15,606,000
TOTAL RUSSIA			63,190,669
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		860,000	946,000
Serbia - 1.6%
Republic of Serbia 6.75% 11/1/24 (e)		17,029,170	16,305,430
Government Obligations - continued
		Principal Amount (c)	Value
Slovakia - 0.2%
Slovakia Republic 4.375% 5/21/22 (e)		$ 2,415,000	$ 2,354,625
Sri Lanka - 1.0%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		4,280,000	4,376,300
6.25% 7/27/21 (e)		2,170,000	2,213,400
7.4% 1/22/15 (e)		3,675,000	3,941,438
TOTAL SRI LANKA			10,531,138
Turkey - 7.0%
Turkish Republic:
0% 5/15/13	TRY	3,710,000	1,904,337
5.125% 3/25/22		2,315,000	2,416,397
5.625% 3/30/21		3,275,000	3,577,938
6% 1/14/41		3,510,000	3,694,275
6.25% 9/26/22		2,725,000	3,082,793
6.75% 4/3/18		4,500,000	5,169,600
6.75% 5/30/40		3,200,000	3,728,000
6.875% 3/17/36		7,270,000	8,569,876
7% 9/26/16		4,150,000	4,693,650
7.25% 3/15/15		4,275,000	4,713,188
7.25% 3/5/38		3,825,000	4,709,723
7.375% 2/5/25		6,350,000	7,874,000
7.5% 7/14/17		4,550,000	5,323,500
7.5% 11/7/19		3,300,000	3,997,290
8% 2/14/34		1,900,000	2,510,470
11.875% 1/15/30		3,650,000	6,465,245
TOTAL TURKEY			72,430,282
Ukraine - 1.8%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,850,000	3,234,000
Ukraine Government:
6.25% 6/17/16 (e)		3,415,000	3,060,865
6.75% 11/14/17 (e)		1,675,000	1,486,563
7.65% 6/11/13 (e)		6,805,000	6,685,913
7.75% 9/23/20 (e)		2,550,000	2,301,375
7.95% 2/23/21 (e)		1,700,000	1,555,500
TOTAL UKRAINE			18,324,216
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,190,000	1,340,238
Government Obligations - continued
		Principal Amount (c)	Value
United States of America - 0.7%
U.S. Treasury Bonds 3% 5/15/42		$ 6,513,000	$ 6,836,618
Uruguay - 0.9%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		3,425,000	4,983,375
8% 11/18/22		2,756,250	3,879,422
TOTAL URUGUAY			8,862,797
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		57,010	1,667,543
6% 12/9/20		2,330,000	1,584,400
7% 3/31/38		2,000,000	1,300,000
7.75% 10/13/19 (Reg. S)		4,245,000	3,268,650
8.5% 10/8/14		3,375,000	3,332,813
9% 5/7/23 (Reg. S)		11,075,000	8,527,750
9.25% 9/15/27		7,100,000	5,786,500
9.25% 5/7/28 (Reg. S)		4,215,000	3,192,863
9.375% 1/13/34		3,930,000	3,006,450
10.75% 9/19/13		4,250,000	4,356,250
11.75% 10/21/26 (Reg. S)		6,215,000	5,484,738
11.95% 8/5/31 (Reg. S)		10,535,000	9,323,475
12.75% 8/23/22		14,000,000	13,440,000
13.625% 8/15/18		2,415,000	2,451,225
TOTAL VENEZUELA			66,722,657
Vietnam - 1.4%
Vietnamese Socialist Republic:
1.5567% 3/12/16 (g)		2,672,000	2,378,080
4% 3/12/28 (d)		8,725,000	7,067,250
6.875% 1/15/16 (e)		4,205,000	4,467,813
TOTAL VIETNAM			13,913,143
TOTAL GOVERNMENT OBLIGATIONS (Cost $613,726,629)			629,679,928
Sovereign Loan Participations - 0.5%

Indonesia - 0.5%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (g) (Cost $4,949,212)		5,202,882	4,864,695
Preferred Securities - 0.8%
	Principal Amount (c)	Value
Brazil - 0.4%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	$ 3,970,000	$ 4,267,205
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (f)	4,525,000	4,497,948
TOTAL PREFERRED SECURITIES (Cost $8,642,303)		8,765,153
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $61,610,443)	61,610,443	61,610,443
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $4,607,000)	$ 4,607,057	$ 4,607,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,005,861,349)		1,024,538,877
NET OTHER ASSETS (LIABILITIES) - 0.6%		6,593,641
NET ASSETS - 100%		$ 1,031,132,518
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $385,533,430 or 37.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,607,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 1,290,460
Merrill Lynch, Pierce, Fenner & Smith, Inc.	890,474
RBS Securities, Inc.	2,426,066
$ 4,607,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,147
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 315,011,658	$ -	$ 315,011,658	$ -
Government Obligations	629,679,928	-	629,679,928	-
Sovereign Loan Participations	4,864,695	-	-	4,864,695
Preferred Securities	8,765,153	-	8,765,153	-
Money Market Funds	61,610,443	61,610,443	-	-
Cash Equivalents	4,607,000	-	4,607,000	-
Total Investments in Securities:	$ 1,024,538,877	$ 61,610,443	$ 958,063,739	$ 4,864,695
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.7%
AAA,AA,A	2.7%
BBB	32.1%
BB	21.9%
B	25.7%
Not Rated	9.9%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,607,000) - See accompanying schedule: Unaffiliated issuers (cost $944,250,906)	$ 962,928,434
Fidelity Central Funds (cost $61,610,443)	61,610,443
Total Investments (cost $1,005,861,349)		$ 1,024,538,877
Cash		412
Receivable for investments sold		2,711,569
Receivable for fund shares sold		10,978
Interest receivable		18,246,167
Distributions receivable from Fidelity Central Funds		8,289
Total assets		1,045,516,292

Liabilities
Payable for investments purchased	$ 13,669,904
Accrued management fee	547,477
Other affiliated payables	101,651
Other payables and accrued expenses	64,742
Total liabilities		14,383,774

Net Assets		$ 1,031,132,518
Net Assets consist of:
Paid in capital		$ 1,007,549,245
Undistributed net investment income		4,422,841
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		512,428
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,648,004
Net Assets		$ 1,031,132,518

Series Emerging Markets Debt: Net Asset Value, offering price and redemption price per share ($605,531,032 ÷ 59,041,661 shares)		$ 10.26

Class F: Net Asset Value, offering price and redemption price per share ($425,601,486 ÷ 41,497,897 shares)		$ 10.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 450,631
Interest		31,936,086
Income from Fidelity Central Funds		36,147
Total income		32,422,864

Expenses
Management fee	$ 3,120,824
Transfer agent fees	372,484
Accounting fees and expenses	220,358
Custodian fees and expenses	30,748
Independent trustees' compensation	2,920
Registration fees	20,273
Audit	28,458
Legal	1,417
Miscellaneous	3,627
Total expenses before reductions	3,801,109
Expense reductions	(339)	3,800,770
Net investment income (loss)		28,622,094
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	950,271
Foreign currency transactions	(15,287)
Total net realized gain (loss)		934,984
Change in net unrealized appreciation (depreciation) on: Investment securities	25,989,654
Assets and liabilities in foreign currencies	(21,989)
Total change in net unrealized appreciation (depreciation)		25,967,665
Net gain (loss)		26,902,649
Net increase (decrease) in net assets resulting from operations		$ 55,524,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	For the period March 17, 2011 (commencement of operations) to December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,622,094	$ 21,333,625
Net realized gain (loss)	934,984	448,269
Change in net unrealized appreciation (depreciation)	25,967,665	(7,319,661)
Net increase (decrease) in net assets resulting from operations	55,524,743	14,462,233
Distributions to shareholders from net investment income	(25,676,221)	(19,621,485)
Distributions to shareholders from net realized gain	(446,451)	(659,545)
Total distributions	(26,122,672)	(20,281,030)
Share transactions - net increase (decrease)	180,514,930	827,034,314
Total increase (decrease) in net assets	209,917,001	821,215,517

Net Assets
Beginning of period	821,215,517	-
End of period (including undistributed net investment income of $4,422,841 and undistributed net investment income of $1,476,968, respectively)	$ 1,031,132,518	$ 821,215,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets Debt

	Six months ended June 30, 2012	Year ended December 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.310	.420
Net realized and unrealized gain (loss)	.313	(.127)
Total from investment operations	.623	.293
Distributions from net investment income	(.278)	(.365)
Distributions from net realized gain	(.005)	(.008)
Total distributions	(.283)	(.373)
Net asset value, end of period	$ 10.26	$ 9.92
Total Return B,C	6.31%	2.97%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.90% A
Expenses net of fee waivers, if any	.86% A	.90% A
Expenses net of all reductions	.86% A	.90% A
Net investment income (loss)	6.09% A	5.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 605,531	$ 567,740
Portfolio turnover rate F	43% A	45% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2012	Year ended December 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.316	.430
Net realized and unrealized gain (loss)	.314	(.126)
Total from investment operations	.630	.304
Distributions from net investment income	(.285)	(.376)
Distributions from net realized gain	(.005)	(.008)
Total distributions	(.290)	(.384)
Net asset value, end of period	$ 10.26	$ 9.92
Total Return B,C	6.38%	3.08%
Ratios to Average Net Assets E,H
Expenses before reductions	.74% A	.76% A
Expenses net of fee waivers, if any	.74% A	.76% A
Expenses net of all reductions	.74% A	.76% A
Net investment income (loss)	6.22% A	5.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,601	$ 253,475
Portfolio turnover rate F	43% A	45% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets Debt and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,415,412
Gross unrealized depreciation	(22,096,863)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,318,549

Tax cost	$ 1,002,220,328

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $301,435,518 and $134,018,287, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Emerging Markets Debt. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Emerging Markets Debt	$ 372,484.13

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,283 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $339.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011 A
From net investment income
Series Emerging Markets Debt	$ 16,010,736	$ 13,978,102
Class F	9,665,485	5,643,383
Total	$ 25,676,221	$ 19,621,485
From net realized gain
Series Emerging Markets Debt	$ 283,286	$ 456,583
Class F	163,165	202,962
Total	$ 446,451	$ 659,545

A For the period March 17, 2011 (commencement of operations) to December 31, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011 A	Six months ended June 30, 2012	Year ended December 31, 2011 A
Series Emerging Markets Debt
Shares sold	1,366,321	58,279,033	$ 14,031,000	$ 582,752,046
Reinvestment of distributions	1,586,302	1,452,722	16,294,022	14,434,685
Shares redeemed	(1,123,875)	(2,518,842)	(11,167,890)	(25,108,819)
Net increase (decrease)	1,828,748	57,212,913	$ 19,157,132	$ 572,077,912
Class F
Shares sold	15,001,217	25,369,882	$ 151,564,190	$ 253,247,887
Reinvestment of distributions	956,548	588,909	9,828,649	5,846,345
Shares redeemed	(3,387)	(415,272)	(35,041)	(4,137,830)
Net increase (decrease)	15,954,378	25,543,519	$ 161,357,798	$ 254,956,402

A For the period March 17, 2011 (commencement of operations) to December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SED-SANN-0812
1.924253.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012